Shareholder Report	2 Months Ended	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Variable Trust
Entity Central Index Key		0001352621
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000254615
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of October 28, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund launched October 28, 2024 and generated a net return of -1.30% for the stub-period ending December 31, 2024. Comparatively, the MSCI World Index was down -0.03% for the period. Markets significantly pulled back during the month of December and the Fund’s core sector exposures were broadly negative, offsetting gains made the month prior in November. Exposures to the consumer, financial, industrial and technology sectors all detracted from performance for the period on a mark-to-market basis, while exposure to the media/telecommunications sector was modestly positive. The investment manager sought to capitalize on the market’s volatility during Fund’s first two months to establish core position exposures in line with our intermediate-term investment horizon. These exposures include attractive, high discovery value opportunities in middle and lower-large capitalization companies across the fund’s target industry verticals. These opportunities include industrial electrification/clean power, AI infrastructure, global alternative asset management, clean technology, sports/media franchise value and consumer facing opportunities in asset light lodging, value-for money retail and service businesses. The investment manager also believes the market environment for “self- help” opportunities should continue to improve as corporate action and deal-making expands. In this regard, the Fund added meaningful long exposure to two situations where the companies, leaders in their respective industries, announced scale acquisitions the investment manager expects to be accretive to forward earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126

Average Annual Return [Table Text Block]
Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	-1.30%
MSCI World Index	-0.03%
S&P 500® Index	1.26%

Performance Inception Date			Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,296,637	$ 1,296,637	$ 1,296,637
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$1,296,637
  Number of Portfolio Holdings30
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$0
  Portfolio Turnover39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	7.5%
Liberty Media Corp-Liberty Formula One - Class C	7.2%
Performance Food Group Company	5.4%
Haleon plc	5.3%
Arthur J Gallagher & Company	5.2%
DSV A/S	4.7%
Burlington Stores, Inc.	4.1%
Crane Company	4.0%
Cadence Design Systems, Inc.	4.0%
KKR & Company, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000254614
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of October 28, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$159	1.60%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund launched October 28, 2024 and generated a net return of -1.30% for the stub-period ending December 31, 2024. Comparatively, the MSCI World Index was down -0.03% for the period. Markets significantly pulled back during the month of December and the Fund’s core sector exposures were broadly negative, offsetting gains made the month prior in November. Exposures to the consumer, financial, industrial and technology sectors all detracted from performance for the period on a mark-to-market basis, while exposure to the media/telecommunications sector was modestly positive. The investment manager sought to capitalize on the market’s volatility during Fund’s first two months to establish core position exposures in line with our intermediate-term investment horizon. These exposures include attractive, high discovery value opportunities in middle and lower-large capitalization companies across the fund’s target industry verticals. These opportunities include industrial electrification/clean power, AI infrastructure, global alternative asset management, clean technology, sports/media franchise value and consumer facing opportunities in asset light lodging, value-for money retail and service businesses. The investment manager also believes the market environment for “self- help” opportunities should continue to improve as corporate action and deal-making expands. In this regard, the Fund added meaningful long exposure to two situations where the companies, leaders in their respective industries, announced scale acquisitions the investment manager expects to be accretive to forward earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126

Average Annual Return [Table Text Block]
Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	-1.30%
MSCI World Index	-0.03%
S&P 500® Index	1.26%

Performance Inception Date			Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,296,637	$ 1,296,637	$ 1,296,637
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$1,296,637
  Number of Portfolio Holdings30
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$0
  Portfolio Turnover39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	7.5%
Liberty Media Corp-Liberty Formula One - Class C	7.2%
Performance Food Group Company	5.4%
Haleon plc	5.3%
Arthur J Gallagher & Company	5.2%
DSV A/S	4.7%
Burlington Stores, Inc.	4.1%
Crane Company	4.0%
Cadence Design Systems, Inc.	4.0%
KKR & Company, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.